UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

3435 Stelzer Road

Columbus, OH 43219

(800) 754-8758

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (Unaudited)

	Share Amount	Market Value
Common Stocks (96.3%)
Consumer Discretionary (8.4%)
Apollo Group, Inc., Class A†	814,100	$49,896,189
Comcast Corp., Class A	3,151,600	59,313,112
Time Warner, Inc.	1,077,200	33,684,044
Washington Post Co., Class B	97,700	43,396,386

		186,289,731

Consumer Staples (5.4%)
The Coca-Cola Co.	995,600	54,758,000
Wal-Mart Stores, Inc.	1,183,800	65,819,280

		120,577,280

Diversified Financials (17.9%)
Bank of America Corp.	3,413,500	60,930,975
Citigroup, Inc.†	15,791,400	63,955,170
Credit Suisse Group AG ADR	1,119,000	57,494,220
Invesco, Ltd.	2,895,600	63,442,596
Morgan Stanley	1,792,300	52,496,467
State Street Corp.	1,194,400	53,915,216
The Charles Schwab Corp.	2,353,900	43,994,391

		396,229,035

Energy (17.3%)
Baker Hughes, Inc.	1,025,400	48,029,736
ConocoPhillips	1,206,700	61,746,839
Devon Energy Corp.	691,100	44,527,573
El Paso Corp.	4,360,200	47,264,568
Hess Corp.	812,900	50,846,895
Marathon Oil Corp.	1,566,200	49,554,568
Sunoco, Inc.	500,000	14,855,000
Valero Energy Corp.	3,324,800	65,498,560

		382,323,739

Health Care (3.8%)
Baxter International, Inc.	738,300	42,969,060
UnitedHealth Group, Inc.	1,292,600	42,229,242

		85,198,302

Industrials (1.5%)
Southwest Airlines Co.	2,524,000	33,367,280

Insurance (2.2%)
Marsh & McLennan Cos., Inc.	2,037,700	49,760,634

Materials (2.3%)
Newmont Mining Corp.	984,400	50,135,492

Pharmaceuticals (10.3%)
Abbott Laboratories	966,800	50,931,024
Genzyme Corp.†	1,082,600	56,111,158
Novartis AG ADR	1,017,000	55,019,700
Pfizer, Inc.	3,827,300	65,638,195

		227,700,077

Technology (19.3%)
Applied Materials, Inc.	3,419,600	46,096,208
eBay, Inc.†	1,904,900	51,337,055
Flextronics International, Ltd.†	7,550,000	59,192,000
Intuit, Inc.†	1,289,300	44,274,562
Microsoft Corp.	2,172,700	63,594,929
QUALCOMM, Inc.	1,440,700	60,494,993
Symantec Corp.†	2,446,800	41,399,856
Texas Instruments, Inc.	2,524,200	61,767,174

		428,156,777

Utilities (7.9%)
AES Corp.†	4,830,200	53,132,200
EQT Corp.	1,494,100	61,258,100

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2010 (Unaudited)

	Share Amount	Market Value
Utilities (Continued)
Exelon Corp.	1,357,300	$59,463,313

		173,853,613

Total Common Stocks (cost $1,876,590,489)		$2,133,591,960

Short -Term Investments (4.7%)
Money Market Fund (4.7%)
Western Asset/Citi Institutional U.S. Treasury Reserves, 0.02% (cost $104,122,361) (a)	104,122,361	$104,122,361

Total Investments (101.0%) (cost $ 1,980,712,850) *		$2,237,714,321

Other Assets less Liabilities (-1.0%)		(22,715,252)

Net Assets ( 100.0% )		$2,214,999,069

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
†	Non-income producing security.

ADR — American Depositary Receipt

*	Cost for Federal income tax purposes is $1,987,995,639 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$287,169,342
Gross Unrealized Depreciation	(37,450,660)

Net Unrealized Appreciation(Depreciation)	$249,718,682

See Notes to Schedule of Investments.

Notes to the Schedule of Investments

March 31, 2010 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a) Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) are valued at the last quoted sale price, as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Money market instruments that mature in sixty days or less may be valued at amortized cost.

When the Fund’s investment adviser (“the adviser”) determines that market quotations for securities (including restricted securities) are insufficient or are not readily available, or if in the judgment of the adviser the prices or values available do not represent the fair value of the instrument, such securities are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors (the “Board”). Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors. Fair valuation could result in a NAV different from one determined by using market quotes.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Valuation Inputs	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$2,133,591,960	$—	$—	$2,133,591,960
Short-Term Investments	104,122,361	—	—	104,122,361

Total Investments	$2,237,714,321	$—	$—	$2,237,714,321

At March 31, 2010, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Fund recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010 from the valuation input levels used on December 31, 2009. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that these additional requirements will have on the Fund’s financial statements.

b) Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: May 13, 2010

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: May 13, 2010